Balance Sheets (CAD)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	7,187	5,826
Goods and services tax receivable	0	1,075
Prepaid expenses	4,971	0
Total current assets	12,158	6,901
Oil and Gas Property Interests	51,485	243,242
Total assets	63,643	250,143
Current Liabilities
Accounts payable	13,883	11,026
Accrued liabilities	9,949	40,000
Accrued interest	4,721	1,489
Notes payable	128,591	70,000
Total current liabilities	157,144	122,515
Shareholders' Equity
Common Stock: no par value; unlimited shares authorized, 86,472,794 and 452,759 shares issued and outstanding at December 31, 2012 and 2011, respectively	4,546,073	4,456,955
Contributed surplus	4,207,355	4,207,355
Deficit accumulated during the exploration stage	(8,846,929)	(8,536,682)
Total stockholders' (deficiency) equity	(93,501)	127,628
Total liabilities and stockholders' equity	63,643	250,143